Significant Accounting Policies - Additional Information (Details) - 2021 Incentive Award Plan	Apr. 07, 2022	Mar. 16, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years	4 years
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		4 years
Restricted stock units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years